Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 3,477.2	$ 3,414.5	$ 3,303.2
Cost of goods sold	2,767.3	2,718.9	2,672.7
Gross profit	709.9	695.6	630.5
Selling and administrative expenses	367.9	348.1	343.4
Amortization of intangibles	25.4	25.1	17.2
Impairment of goodwill	63.0	0	0
Other (income) expense, net	(21.0)	(2.0)	4.1
Earnings from continuing operations before interest and income taxes	274.6	324.4	265.8
Interest expense	44.7	43.4	38.1
Interest income	7.7	6.5	6.7
Earnings from continuing operations before income taxes	237.6	287.5	234.4
Income taxes	51.3	55.7	61.5
Earnings from continuing operations	186.3	231.8	172.9
Earnings (loss) from discontinued operations, net of tax	13.4	18.7	(16.5)
Net earnings	199.7	250.5	156.4
(Earnings) attributable to noncontrolling interest, net of tax	(2.4)	(2.3)	(3.1)
Net earnings attributable to Leggett & Platt, Inc. common shareholders	$ 197.3	$ 248.2	$ 153.3
Earnings per share from continuing operations attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)	$ 1.27	$ 1.59	$ 1.16
Diluted (in dollars per share)	$ 1.25	$ 1.57	$ 1.15
Earnings (loss) per share from discontinued operations attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)	$ 0.09	$ 0.13	$ (0.11)
Diluted (in dollars per share)	$ 0.09	$ 0.13	$ (0.11)
Net earnings per share attributable to Leggett & Platt, Inc. common shareholders
Basic (in dollars per share)	$ 1.36	$ 1.72	$ 1.05
Diluted (in dollars per share)	$ 1.34	$ 1.70	$ 1.04